SCHEDULE OF INFORMATION ON LEASE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases
Interest expense on lease liabilities	$ 32	$ 51
Total cash outflow for leases	$ 45	$ 39